NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of accounts for non-wholly owned subsidiaries
The following tables present summarized accounts for significant or material non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2025
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$322	$7,046	$610	$4,503	$443	$1,812
Brazilian regulated gas transmission operation(4)	652	3,157	707	3,950	(489)	(359)
Colombian natural gas distribution operation	517	1,381	259	1,061	506	72
Brazilian electricity transmission operation(2)	1,601	1,176	976	803	691	307
North American residential infrastructure business(2)	969	8,943	931	5,208	2,784	989
Indian gas transmission operation	220	1,240	281	1,049	228	(98)
European residential infrastructure business(2)(3)	774	3,939	676	1,761	1,717	559
Transport
North American rail operation	1,406	9,560	884	5,744	3,895	443
Australian port operation(3)	83	170	67	14	118	54
Global intermodal logistics operation(2)	394	10,876	1,072	5,899	3,350	949
Midstream
Canadian diversified midstream operation	503	14,107	1,551	7,259	2,532	3,268
North American gas storage operation	324	3,763	248	1,655	1,567	617
Canadian natural gas gathering and processing operation	179	3,887	253	2,425	985	403
U.S. refined products pipeline system(2)	293	11,138	416	7,655	2,863	497
Data
U.S. colocation data center operation(2)(3)	734	5,501	299	5,888	34	14
Indian telecom towers operation(2),(5)	699	9,416	1,243	9,725	(938)	85
European hyperscale data center platform(2)	121	2,694	400	905	1,228	282
U.S. bulk fiber network(2)(3)	444	7,183	1,530	2,343	2,951	803
Australian data center operation	47	662	158	13	391	147
Corporate
Holding LP and other	406	358	2,168	6,128	(389)	(7,143)

	As of December 31, 2024
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$265	$5,882	$561	$3,725	$365	$1,496
Brazilian regulated gas transmission operation(4)	871	2,936	745	3,779	(402)	(315)
Colombian natural gas distribution operation	293	1,175	448	451	495	74
Brazilian electricity transmission operation(2)	49	1,045	31	708	246	109
North American residential infrastructure business(2)	968	8,603	834	4,906	2,827	1,004
Indian gas transmission operation	423	1,415	285	1,039	516	(2)
European residential infrastructure business(2)	610	3,585	491	1,454	1,705	545
Transport
North American rail operation	748	10,142	587	5,867	3,995	441
U.K. port operation	130	1,261	56	958	152	225
Australian port operation(3)	75	192	61	8	137	61
Global intermodal logistics operation(2)	2,346	10,005	1,565	6,213	3,512	1,061
Midstream
Canadian diversified midstream operation	751	12,976	1,455	6,933	2,327	3,012
North American gas storage operation	296	3,021	197	1,642	909	569
Canadian natural gas gathering and processing operation	128	3,486	169	2,033	1,009	403
Data
U.S. colocation data center operation(2)	281	4,463	363	3,411	691	279
Australian data center operation	10	626	12	148	340	136
Indian telecom tower operation(2),(5)	789	10,343	991	9,890	(75)	326
European hyperscale data center platform(2)	357	4,984	429	2,617	1,879	416
Corporate
Holding LP and other	615	450	2,044	5,795	(364)	(6,410)

(1)Attributable to all equity holders other than non-controlling interests in operating subsidiaries.
(2)Refer to Note 7, Acquisition of Businesses, for further details.
(3)Refer to Note 5 , Disposition of Businesses, for further details.
(4)In 2024 our Brazilian regulated gas transmission operation completed a dividend recapitalization of $1.7 billion.
(5)As at December 31, 2025 and 2024, $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from non-controlling interest in operating subsidiaries, and classified as a liability
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2025
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$864	$29	$59	$116	$236
Brazilian regulated gas transmission operation	1,430	289	(48)	120	(28)
Colombian natural gas distribution operation	1,274	75	70	17	15
Brazilian electricity transmission operation(1)	245	67	47	30	21
North American residential infrastructure business(1)	2,811	69	13	24	5
Indian gas transmission operation(4)	434	(36)	(21)	(6)	(5)
European residential infrastructure business(1)(3)	1,997	(123)	145	(24)	44
Transport
North American rail operation	2,420	96	(39)	13	(4)
Australian port operation(2)	265	6	8	2	3
Global intermodal logistics operation(1),(2)	1,374	623	(36)	207	(13)
Midstream
Canadian diversified midstream operation	3,049	51	359	64	449
North American gas storage operation	475	115	527	61	213
Canadian natural gas gathering and processing operation	541	23	81	9	32
U.S. refined products pipeline system(1)	984	122	(31)	21	(5)
Data
U.S. colocation data center operation(1)(3)	1,000	(87)	(10)	(35)	(4)
Australian data center operation	43	(34)	18	(13)	6
Indian telecom tower operation(1)(4)	2,764	(294)	(17)	(58)	(4)
European hyperscale data center platform(1)	285	121	273	28	61
U.S. bulk fiber network(1)(3)	161	(55)	—	(14)	—
Corporate
Holding LP and other	—	(8)	—	(481)	(337)

	Year ended December 31, 2024
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	741	20	11	78	45
Brazilian regulated gas transmission operation	1,357	318	102	135	59
Colombian natural gas distribution operation	1,153	63	(64)	13	(14)
Brazilian electricity transmission operation(1)	57	17	(34)	8	(15)
North American residential infrastructure business(1)	2,834	74	(83)	27	(29)
Indian gas transmission operation	488	(35)	(18)	(9)	(5)
European residential infrastructure business(1)	1,663	(64)	(37)	(18)	(10)
Transport
North American rail operation	2,360	161	(30)	19	(10)
U.K. port operation	307	5	12	7	18
Australian port operation(2)	335	(19)	(19)	(7)	(7)
Global intermodal logistics operation(1)	1,568	342	9	108	4
Midstream
Canadian diversified midstream operation	3,360	(9)	(171)	(12)	(214)
North American gas storage operation	427	110	704	69	445
Canadian natural gas gathering and processing operation	565	6	(109)	2	(50)
Data
U.S. colocation data center operation(1)	938	357	(5)	142	(2)
Australian data center operation	30	(4)	(33)	(2)	(13)
Indian telecom tower operation(1)	2,020	(73)	8	(13)	1
European hyperscale data center platform(1)	332	84	(144)	18	(32)
Corporate
Holding LP and other	—	(68)	—	(636)	170

	Year ended December 31, 2023
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	635	19	38	78	154
Brazilian regulated gas transmission operation	1,483	455	44	202	19
Colombian natural gas distribution operation	997	53	104	10	24
Brazilian electricity transmission operation	38	16	7	7	3
North American residential infrastructure business	2,759	57	(31)	20	(11)
Indian gas transmission operation	407	83	(4)	22	(1)
European residential infrastructure operation	1,539	(2)	69	—	22
Transport
North American Rail Operation	2,257	166	190	20	14
U.K. port operation	272	9	12	14	12
Australian port operation	460	20	(2)	7	(1)
Global intermodal logistics operation	385	56	(33)	22	(13)
Midstream
Canadian diversified midstream operation	3,338	15	56	19	72
North American gas storage operation	321	5	160	2	103
Canadian natural gas gathering and processing operation	547	14	(27)	5	(11)
Data
U.S. colocation data center operation	207	(87)	(6)	(35)	(2)
Australian data center operation	31	(3)	1	(1)	—
Indian telecom tower operation	1,471	19	(16)	6	(3)
European hyperscale data center platform	170	56	(106)	13	(24)
Corporate
Holding LP and other	4	(171)	—	(583)	(85)

(1)Refer to Note 7, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Net loss is primarily related to depreciation and amortization of purchase price accounting adjustments.
(4)Net loss is primarily related to fair value measurements of non-controlling interests classified as a liability.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2025			Year ended December 31, 2024
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$341	$(632)	$294	$282	$(439)	$113
Brazilian regulated gas transmission operation	510	(26)	(764)	585	(178)	(158)
Colombian natural gas distribution operation	100	(30)	(56)	93	(39)	(49)
Brazilian electricity transmission operation(1)	84	76	(153)	29	25	(23)
North American residential infrastructure business(1),(3)	120	(185)	18	128	(160)	70
Indian gas transmission operation	90	105	(259)	196	(170)	28
European residential infrastructure business(1)	112	(161)	41	140	(168)	30
Transport
North American rail operation	602	(350)	(241)	526	(422)	(95)
Australian port operation(2)	38	17	(48)	17	59	(72)
Global intermodal logistics operation(1)	1,004	33	(1,055)	1,133	(600)	(532)
Midstream
Canadian diversified midstream operation	674	(131)	(602)	504	(562)	(81)
North American gas storage operation	280	(30)	(338)	313	(60)	(191)
Canadian natural gas gathering and processing operation	204	(301)	125	211	(172)	(16)
U.S. refined products pipeline system(1)	261	(6,301)	6,096	—	—	—
Data
U.S. colocation data center operation(1)	202	(856)	937	256	(1,547)	1,451
Australian data center operation	22	(41)	64	(8)	(106)	110
Indian telecom tower operation(1)	690	(112)	(668)	465	(1,744)	1,261
European hyperscale data center platform(1)	10	718	(818)	(11)	(697)	794
U.S. bulk fiber network(1)	79	(3,622)	3,826	—	—	—
Corporate
Holding LP and other	409	170	(494)	(380)	174	202

	Cash Flow Activities
	Year ended December 31, 2023
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$226	$(487)	$309
Brazilian regulated gas transmission operation	739	(36)	(742)
Colombian natural gas distribution operation	89	(38)	(78)
Brazilian electricity transmission operation	23	37	(51)
North American residential infrastructure business(3)	33	(2,647)	2,671
Indian gas transmission operation	134	86	(122)
European residential infrastructure business	(3)	(2,365)	2,489
Transport
North American rail operation	528	(296)	(259)
U.K. port operation	16	(51)	25
Australian port operation	6	226	(229)
Global intermodal logistics operation	327	(3,048)	2,828
Midstream
Canadian diversified midstream operation	542	(285)	(95)
North American gas storage operation	219	56	(228)
Canadian natural gas gathering and processing operation	170	(164)	(12)
Data
U.S. colocation data center operation	(13)	(85)	93
Australian data center operation	5	(72)	69
Indian telecom tower operation	608	(767)	255
European hyperscale data center platform	54	(2,993)	2,993
Corporate
Holding LP and other	269	(629)	152

(1)Refer to Note 7, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Our partnership’s cash from operating activities include reduction to cash related to the impact of our finance lease receivables signed at our North American residential infrastructure business. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.